Statement of Financial Position (USD $)	Jun. 30, 2013	Dec. 31, 2012
Balance Sheets
Cash and Cash Equivalents, at Carrying Value	$ 128,096	$ 9,330
Accounts Receivable, Net, Current	25,675	31,019
Inventory, Net	89,502
Prepaid Expense, Current	959,667	143,000
Assets, Current	1,202,940	183,349
Property, Plant and Equipment, Gross	99,750
Furniture and Fixtures	8,701	1,851
Less: Accumulated Depreciation	(257,277)	(232,933)
OilAndGasPropertyFullCostMethodNet	535,098	534,798
Prepaid Services Long Term	1,496,661	262,054
Finite-Lived Intangible Assets, Net	886,877
Website Development, Net	6,920	9,879
Deferred Offering Cost		19,415
Investment in unconsolidated subsidiary	85,000
Assets, Noncurrent	2,861,730	595,064
Assets	4,064,670	778,413
Accounts Payable, Current	253,912	203,621
Accrued Payroll	9,367
Customer Deposits	116,875
Convertible Debt, Including Accrued Interset, Net of Discounts	65,823
DueToRelatedPartiesCurrent	363,000	392,546
Notes Payable, Current	181,301
Derivative Instruments and Hedges, Liabilities	211,566
Other Liabilities, Current	21,642	11,982
Liabilities, Current	1,223,486	608,149
Other Liabilities, Noncurrent	12,366	11,994
Liabilities	1,235,852	620,143
Common Stock, Value, Issued	55,240	44,560
Additional Paid in Capital, Common Stock	9,822,255	6,395,877
Accumulated Other Comprehensive Income (Loss), Net of Tax	(7,032,453)	(6,266,031)
Retained Earnings (Accumulated Deficit)	(16,224)	(16,136)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,828,818	158,270
Liabilities and Equity	$ 4,064,670	$ 778,413